Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue [Roll Forward]
Beginning Balance	$ 16,681	$ 8,082
Additions to deferred revenue	41,197	19,353
Revenue recognized during the year	(37,722)	(10,754)
Ending Balance	$ 20,156	$ 16,681